Lease Liabilities - Summary of Lease Liabilities (Details) - MXN ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Lease liabilities [abstract]
Current	$ 750,127	$ 537,515
Non-current	7,415,363	5,706,707
Total lease liabilities	$ 8,165,490	$ 6,244,222	$ 5,245,442